Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
11.	Accrued expenses

Accrued expenses consist of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Employee costs	$25,623	$36,175
Subcontractor accruals	7,383	6,908
Professional fees payable	1,787	2,584
Others	13,873	14,770

Total	$48,666	$60,437